OPERATING LEASES - Operating lease related assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASES
Right-of-use assets	$ 2,627	$ 4,273
Operating lease liabilities - current	1,485	1,681
Operating lease liabilities - non-current	1,063	2,538
Total operating lease liabilities	$ 2,548	$ 4,219